13F-HR

06/30/2008

0001129925

NONE

1

Joel I. Bennett

818-414-2162

jibennet@pacbell.net


13F-HR

Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

 [ ] is a restatement.


 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Canyada Capital Management, Inc.
Address:	4246 Beulah Drive
		La Canada Flintridge, CA 91011


13F File Number: 28-06037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joel I. Bennett
Title:	President
Phone:	818-414-2162

Signature, Place, and Date of Signing:


Joel I. Bennett
La Canada Flintridge, CA 91011
July 31, 2008

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
 0

Form 13F Information Table Entry Total:
 9

Form 13F Information Table Value Total:
 $29,855,000

Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


     FORM 13F INFORMATION TABLE

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aegon N.V. - Amer. Reg. Shs.   COM              0079241032    1541   117544 SH       SOLE               	              117544
American International Group   COM              0268741073    8876   335444 SH       SOLE                                     335444
AT&T Inc.                      COM              00206R1023     256     7601 SH       SOLE                                       7601
Berkshire Hathaway Inc. Cl 'A' COM              0846701086   14249      118 SH       SOLE                                        118
Berkshire Hathaway Inc. Cl 'B' COM              0846702076    2969      740 SH       SOLE                                        740
Chubb Corp.                    COM              1712321017     533    11822 SH       SOLE                                      11822
USG Corp.                      COM              9032934054     473    16000 SH       SOLE                                      16000
Washington Mutual, Inc.        COM             	9393221934     176    35729 SH       SOLE                                      35729
Western Union Co.              COM              9598021098     744    30094 SH       SOLE                                      30094
